UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

	Agency Adjustable Rate Mortgages (0.9%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$709		2.352%	11/01/36	$758,694
1,298		2.53	10/01/36	1,396,541
691		2.681	01/01/38	744,478
2,772	Federal National Mortgage Association, Conventional Pool:	2.327	05/01/35	2,963,685
	Total Agency Adjustable Rate Mortgages (Cost $5,769,825)			5,863,398

	Agency Bond - Banking (FDIC Guaranteed) (0.3%)
2,080	NCUA Guaranteed Notes (Cost $2,077,109)	1.40	06/12/15	2,096,973

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
6,810	Amal Ltd. (Cayman Islands)	3.465	08/21/21	7,162,627
3,805	Safina Ltd.	2.00	12/30/23	3,747,704
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $10,615,603)			10,910,331

	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
2,173	Washington Aircraft 1 Co., Ltd. (Cost $2,173,000)	2.637	09/15/26	2,164,693

	Agency Bond - Sovereign (U.S. Government Guaranteed) (1.4%)
9,500	Hashemite Kingdom of Jordan Government AID Bond (Cost $9,500,000)	2.503	10/30/20	9,583,391

	Agency Fixed Rate Mortgages (37.7%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
1,820		3.50	08/01/42	1,860,415
3,682		4.00	12/01/41	3,882,389
6,456		5.00	10/01/35–01/01/40	7,148,230
2,311		5.50	11/01/39	2,589,238
197		6.50	03/01/29–09/01/32	223,247
616		7.50	05/01/35	734,030
382		8.00	08/01/32	472,868
411		8.50	08/01/31	514,017
	October TBA:
11,998	(a)	4.00	10/01/44	12,632,576
	Federal National Mortgage Association, Conventional Pools:
23,000		3.50	12/01/42	23,517,825
27,923		4.00	11/01/41–05/01/44	29,505,619
15,028		4.50	01/01/25–07/01/41	16,288,447
8,618		5.00	05/01/35–02/01/41	9,565,715
11,461		5.50	03/01/35–08/01/38	12,808,812
133		6.50	06/01/29–02/01/33	151,720
2		7.00	05/01/31	2,575
1,021		7.50	08/01/37	1,233,027
770		8.00	04/01/33	932,358
715		8.50	10/01/32	875,585
	October TBA:
5,151	(a)	3.00	10/01/29	5,305,932
12,311	(a)	3.50	10/01/29	12,941,939
17,389	(a)	4.00	10/01/44	18,326,104
37,108	(a)	4.50	10/01/44	40,041,849
4,307	(a)	5.00	10/01/44	4,752,774
	Government National Mortgage Association, October TBA:
18,904	(a)	3.50	10/20/44	19,534,780

	Various Pools:
4,210		3.50		12/15/41–12/15/43	4,377,736
5,073		4.00		10/20/41–11/20/42	5,389,574
3,791		6.00		03/15/26–09/20/34	4,316,445
653		6.50		04/15/19	662,188
248		7.00		03/20/26–07/20/29	292,353
7,754		7.50		11/15/32	9,155,010
1,999		8.00		06/15/16–08/15/31	2,119,272
2,895		8.50		07/15/30	3,337,244
1,326		9.00		04/15/16–02/15/25	1,365,943
1,021		9.50		02/15/16–12/15/20	1,045,701
1,263		10.00		07/15/15–11/15/20	1,286,306
4		12.25		06/15/15	3,699
	Total Agency Fixed Rate Mortgages (Cost $255,858,296)				259,193,542

	Asset-Backed Securities (7.9%)
1,597	American Homes 4 Rent (b)	1.25	(c)	06/17/31	1,590,945
2,267	American Residential Properties Trust (b)	1.254	(c)	09/17/31	2,267,354
2,419	Colony American Homes (b)	1.40	(c)	05/17/31	2,428,100
1,937	Colony American Homes Single-Family Rental Pass-Through Certificates (b)	1.104	(c)	07/17/31	1,924,666
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,667,313
	Invitation Homes Trust
2,460	(b)	1.154	(c)	06/17/31	2,449,172
3,476	(b)	1.40	(c)	12/17/30	3,486,087
349	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	339,570
	North Carolina State Education Assistance Authority
2,275		1.034	(c)	07/25/25	2,286,989
2,927		1.134	(c)	01/26/26	2,950,128
3,736	North Texas Higher Education Authority, Inc.	1.335	(c)	04/01/40	3,797,989
761	Panhandle-Plains Higher Education Authority, Inc.	1.185	(c)	07/01/24	772,523
5,395	PFS Financing Corp. (b)	1.654	(c)	10/17/16	5,390,379
2,652	PFS Tax Lien Trust (b)	1.44		05/15/29	2,655,510
	Small Business Administration Participation Certificates
3,707		2.42		06/01/32	3,606,363
8,644		2.67		04/01/32	8,651,055
3,319	United States Small Business Administration	2.245		09/10/22	3,238,855
	Total Asset-Backed Securities (Cost $54,500,838)				54,502,998

	Collateralized Mortgage Obligations - Agency Collateral Series (13.9%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	3,993,851
2,665		2.086		03/25/19	2,674,169
3,265		2.355		07/25/22	3,177,669
10,125		2.373		05/25/22	9,900,529
4,700		2.682		10/25/22	4,669,189
5,560		2.699		05/25/18	5,747,683
5,595		2.789		01/25/22	5,653,238
3,700		3.154		02/25/18	3,883,200
4,000		3.32		02/25/23	4,143,928
3,429		3.527	(c)	10/25/23	3,592,508
5,125		3.871		04/25/21	5,523,389
	IO
34,701		0.811	(c)	01/25/21	1,054,242
	IO REMIC
12,395		5.846	(c)	11/15/43	1,940,066
10,594		5.896	(c)	04/15/39	1,910,217
	REMIC
3,391		3.50		12/15/42	3,350,393
	Federal National Mortgage Association
1,720		0.595		08/25/15	1,721,323

4,516		2.171	(c)	09/25/19	4,499,579
1,720		3.763		06/25/21	1,845,019
	IO
26,922		6.236	(c)	09/25/20	6,425,539
	IO REMIC
30,599		3.50		02/25/39	4,626,911
18,852		6.396	(c)	08/25/41	3,508,430
7,576		6.446	(c)	09/25/38	1,247,156
	REMIC
1,230		9.291	(d)	10/25/41	1,246,272
	Government National Mortgage Association, IO
10,271		3.50		05/20/43	2,363,040
1,682		5.00		02/16/41	302,438
12,602		5.896	(c)	11/16/40	2,345,608
21,592		5.946	(c)	07/16/33	2,905,795
9,286		5.997	(c)	06/20/43	1,539,324
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $87,580,920)				95,790,705

	Commercial Mortgage-Backed Securities (3.0%)
1,853	BWAY Mortgage Trust (b)	2.809		03/10/33	1,845,197
2,593	CGBAM Commercial Mortgage Trust (b)	1.254	(c)	05/15/30	2,597,736
1,238	Citigroup Commercial Mortgage Trust (b)	2.11		01/12/30	1,249,366
	IO
13,358		1.70	(c)	11/10/46	1,068,984
754	COMM Mortgage Trust (b)	1.873		04/12/35	733,667
2,432		3.282		01/10/46	2,407,312
	IO
12,611		1.616	(c)	08/10/46	956,024
33,309	Commercial Mortgage Pass-Through Certificates, IO	1.057	(c)	02/10/47	1,683,478
14,475	GS Mortgage Securities Corp. II, IO	1.731	(c)	11/10/46	1,184,952
	JPMBB Commercial Mortgage Securities Trust, IO
35,238		1.251	(c)	01/15/47	2,329,490
10,825		1.772	(c)	11/15/45	806,379
	WF-RBS Commercial Mortgage Trust, IO
17,509		0.783	(c)	08/15/46	640,145
17,953		1.299	(c)	03/15/46	1,093,185
21,680		1.772	(c)	12/15/46	1,885,902
	Total Commercial Mortgage-Backed Securities (Cost $20,296,991)				20,481,817

	Mortgages - Other (0.5%)
1,379	FDIC Structured Sale Guaranteed Notes Trust (b)	0.707	(c)	02/25/48	1,379,715
25,253	GS Mortgage Securities Trust	1.387	(c)	04/10/47	1,961,725
286	Wells Fargo Mortgage Backed Securities Trust	2.505	(c)	10/25/33	291,232
	Total Mortgages - Other (Cost $3,590,971)				3,632,672

	Municipal Bonds (9.0%)
3,615	Bay Area Toll Authority	6.263		04/01/49	4,860,982
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,740,210
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,796,878
5,980	Los Angeles Unified School District	5.75		07/01/34	7,248,059
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,946,712
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,192,804
	Municipal Electric Authority of Georgia
1,760		6.637		04/01/57	2,212,161
3,085		6.655		04/01/57	3,810,654

1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,762,370
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,305,666
3,000	New York State Dormitory Authority	5.628	03/15/39	3,578,610
4,500	State Board of Administration Finance Corp., Series A	1.298	07/01/16	4,540,860
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,160,684
	State of Washington
2,440		5.09	08/01/33	2,811,295
1,580		5.481	08/01/39	1,907,044
3,800	University of California, CA	3.016	05/15/20	3,997,752
	Total Municipal Bonds (Cost $52,877,792)			61,872,741

	Sovereign (8.7%)
29,130	Egypt Government AID Bonds	4.45	09/15/15	30,288,442
12,059	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	12,054,598
14,175	Israel Government AID Bond	5.50	09/18/23	17,160,170
	Total Sovereign (Cost $56,217,564)			59,503,210

	U.S. Agency Securities (4.8%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,178,291
6,960		4.30	12/15/21	7,762,056
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,453,203
8,085		7.125	05/01/30	11,508,545
	Total U.S. Agency Securities (Cost $29,632,501)			32,902,095

	U.S. Treasury Securities (8.6%)
11,978	U.S. Treasury Bond	3.00	05/15/42	11,570,392
	U.S. Treasury Notes
15,000		0.625	05/31/17	14,871,675
32,000	(e)	1.875	09/30/17	32,720,000
	Total U.S. Treasury Securities (Cost $58,368,581)			59,162,067

	Short-Term Investments (18.0%)
	U.S. Treasury Security (1.8%)
12,150	U.S. Treasury Bill (f) (Cost $12,149,129)	0.03	12/26/14	12,149,708

NUMBER OF SHARES (000)

	Investment Company (16.2%)
111,356	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $111,356,033)		111,356,033
	Total Short-Term Investments (Cost $123,505,162)		123,505,741

	Total Investments (Cost $772,565,153)(h)(i)	116.6%	801,166,374
	Liabilities in Excess of Other Assets	(16.6)	(114,266,675)

	Net Assets	100.0%	$686,899,699

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
NCUA	National Credit Union Administration.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2014.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Rate shown is the yield to maturity at September 30, 2014.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Fund due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by $36,307 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(i)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1,009	Long	U.S. Treasury 2 yr. Note, Dec-14	$220,813,344	$(83,046)
20	Long	U.S. Treasury Long Bond, Dec-14	2,758,125	(48,750)
1	Long	U.S. Treasury Ultra Long Bond, Dec-14	152,500	(2,265)
264	Short	U.S. Treasury 5 yr. Note, Dec-14	(31,220,063)	70,078
166	Short	U.S. Treasury 10 yr. Note, Dec-14	(20,690,344)	103,750
		Net Unrealized Appreciation		$39,767

Interest Rate Swap Agreements Open at September 30, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
Morgan Stanley & Co., LLC*	$35,043	3 Month LIBOR	Receive	1.14%	07/23/17	$24,854
Morgan Stanley & Co., LLC*	88,200	3 Month LIBOR	Receive	1.06	08/21/17	407,434
Morgan Stanley & Co., LLC*	30,000	3 Month LIBOR	Receive	1.18	09/04/17	60,222
Morgan Stanley & Co., LLC*	35,000	3 Month LIBOR	Receive	1.17	09/05/17	80,200
Morgan Stanley & Co., LLC*	14,100	3 Month LIBOR	Receive	1.19	09/10/17	28,604
Morgan Stanley & Co., LLC*	29,249	3 Month LIBOR	Receive	1.71	08/21/19	239,382
Morgan Stanley & Co., LLC*	9,300	3 Month LIBOR	Receive	1.81	09/04/19	41,625
Morgan Stanley & Co., LLC*	10,535	3 Month LIBOR	Receive	1.80	09/05/19	50,574
Morgan Stanley & Co., LLC*	4,089	3 Month LIBOR	Receive	1.85	09/10/19	13,457
		Total Unrealized Appreciation				$946,352

*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$5,863,398	$—	$5,863,398
Agency Bond - Banking (FDIC Guaranteed)	—	2,096,973	—	2,096,973
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	10,910,331	—	10,910,331
Agency Bond - Finance (U.S. Government Guaranteed)	—	2,164,693	—	2,164,693
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	9,583,391	—	9,583,391
Agency Fixed Rate Mortgages	—	259,193,542	—	259,193,542
Asset-Backed Securities	—	54,502,998	—	54,502,998
Collateralized Mortgage Obligations - Agency Collateral Series	—	95,790,705	—	95,790,705
Commercial Mortgage-Backed Securities	—	20,481,817	—	20,481,817
Mortgages - Other	—	3,632,672	—	3,632,672
Municipal Bonds	—	61,872,741	—	61,872,741
Sovereign	—	59,503,210	—	59,503,210
U.S. Agency Securities	—	32,902,095	—	32,902,095
U.S. Treasury Securities	—	59,162,067	—	59,162,067
Total Fixed Income Securities	—	677,660,633	—	677,660,633
Short-Term Investments
U.S. Treasury Security	—	12,149,708	—	12,149,708
Investment Company	111,356,033	—	—	111,356,033
Total Short-Term Investments	111,356,033	12,149,708	—	123,505,741
Futures Contracts	173,828	—	—	173,828
Interest Rate Swap Agreements	—	946,352	—	946,352
Total Assets	111,529,861	690,756,693	—	802,286,554
Liabilities:
Futures Contracts	(134,061)	—	—	(134,061)
Total	$111,395,800	$690,756,693	$—	$802,152,493

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014